OTHER RECEIVABLES AND PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2020
OTHER RECEIVABLES AND PREPAYMENTS
Schedule of information about other receivables and prepayments

	As of December 31,
	2020	2019
	RMB’000	RMB’000
Prepaid expense	640	2,036
Security deposit	121	—
Other receivable	84	—
	845	2,036